Structured entities (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Disclosure of unconsolidated structured entities	The risks associated with structured entities in which Sony is involved are limited to the amount recorded in the consolidated statements of financial position and the amount of commitments.

	Yen in millions
	March 31, 2022
	Presentation in the consolidated statements of financial position			Maximum exposure to loss
	Investments and advances in the Financial Services segment (Current assets)	Investments and advances in the Financial Services segment (Non-current assets)	Other financial assets (Current assets)
Securitized products	—	356,862	—	356,862
Foreign corporate bonds *1	28,412	168,167	—	196,579
Other investments *2	2	247,394	24,697	286,662

Total	28,414	772,423	24,697	840,103

	Yen in millions
	March 31, 2023
	Presentation in the consolidated statements of financial position			Maximum exposure to loss
	Investments and advances in the Financial Services segment (Current assets)	Investments and advances in the Financial Services segment (Non-current assets)	Other financial assets (Current assets)
Securitized products	—	401,642	—	401,642
Foreign corporate bonds *1	20,806	186,878	—	207,684
Other investments *2	—	286,066	25,464	332,076

Total	20,806	874,586	25,464	941,402

*1	Foreign corporate bonds primarily include repackaged bonds.

*2	Other investments primarily include investment funds.